UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-05446

Intermediate Bond Fund of America
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: February 29, 2012

Courtney R. Taylor
Intermediate Bond Fund of America
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

Intermediate Bond Fund of America®

[photo of sailboats in the water - island covered with trees in the background]

Semi-annual report for the six months ended February 29, 2012

Intermediate Bond Fund of America seeks to provide current income consistent with its maturity and quality standards described in the prospectus and preservation of capital.

This fund is one of the 33 American Funds. American Funds is one of the nation’s largest mutual fund families. For more than 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 2.50%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2012 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years
Reflecting 2.50% maximum sales charge*	1.39%	2.93%	3.31%

*The maximum initial sales charge was 3.75% prior to November 1, 2006.

The total annual fund operating expense ratio was 0.60% for Class A shares as of the prospectus dated November 1, 2011.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on pages 22 to 25 for details.

Results for other share classes can be found on page 28.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch as an indication of an issuer’s creditworthiness. See the prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow investors:

[photo of sailboats in the water - island covered with trees in the background]

Improving investor sentiment during the final few months of the first half of Intermediate Bond Fund of America’s fiscal year helped drive returns across many bond market sectors. For those investors who reinvested monthly dividends totaling about 13.3 cents a share, the fund recorded a total return of 1.20% for the six-month period ended February 29, 2012. The unmanaged Barclays U.S. Government/ Credit 1–7 Years ex BBB Index, a broad measure of the market in which the fund invests, returned 0.98% over the same period.

Bonds with greater credit risk, as well as those with longer maturities, were among those whose returns fared particularly well in the rally. The fund, however, invests primarily in high-quality U.S. government, agency, mortgage-related and corporate bonds with maturities of around three to five years — an investment approach designed to deliver income while preserving capital. Over the six-month period, the Lipper Short-Intermediate Investment Grade Debt Funds Average (a peer group measure) gained 1.91%. Results for longer time periods are shown in the table below.

[Begin Sidebar]
Results at a glance
For periods ended February 29, 2012, with all distributions reinvested

	Total returns	Average annual total returns
	1 year	3 years	5 years	10 years	Lifetime
					(since 2/19/88)
Intermediate Bond Fund
of America (Class A shares)	4.24%	5.13%	3.53%	3.49%	5.51%

Barclays U.S. Government/
Credit 1–7 Years
ex BBB Index*	4.69	4.48	5.09	4.52	6.26

Lipper Short-Intermediate
Investment Grade Debt
Funds Average	4.76	7.56	4.95	4.37	6.00

*The index is unmanaged and, therefore, has no expenses.
[End Sidebar]

Economic and market overview

The economic outlook brightened noticeably over the period. Globally, economic imbalances continued to even out. A variety of domestic data — including an uptick in recent job creation and retail sales figures — painted a picture of strengthening U.S. economic growth. In Europe, decisive steps were taken toward resolving the sovereign debt crisis. The European Central Bank initiated special longer term refinancing operations (LTROs) that sought to help stabilize European banks’ funding through 2015. Meanwhile, a bailout deal and a debt restructuring for Greece were negotiated.

Despite all these apparent positives, yields (which move inversely to prices) for shorter maturity U.S. Treasuries rose only slightly; yields for intermediate and longer term maturities actually declined. Why have total returns for Treasuries held up so well? The Federal Reserve’s low-interest rate policy and the LTROs have, in our view, created a large amount of liquidity in the global financial system. Given that confidence in the U.S. recovery is still solidifying — and Treasuries are viewed as one of the few types of safe haven assets — ongoing investor demand is understandable. Yields on five-year Treasuries, for example, hit record lows at the end of January.

Inside the portfolio

During the six months ended February 29, the overall sector positioning of the portfolio remained fairly stable, with the lion’s share (40.2%) of assets invested in Treasuries and other U.S. government obligations. That said, the fund’s analysts and three portfolio counselors (Mark Brett, David Hoag and John Smet) have unearthed attractive individual opportunities among mortgage-related bonds and, to a lesser extent, corporate bonds. The U.S. corporate bond market selloff in November enabled portfolio counselors to make selective purchases of Baa/BBB-rated industrial corporate bonds. Based on thorough fundamental credit research, these bonds appeared to be attractively valued, given the risks entailed. Purchases of mortgage-related bonds were focused on agency pass-through securities issued by federal agencies. Owners of pass-throughs are in effect receiving the mortgage payments of a pool of homeowners across the U.S. Our research identified securities where the underlying mortgages are unlikely to be refinanced in the near term, which could be beneficial for potential total returns.

Looking ahead

In terms of risk and return potential, we view mortgage-related bonds as occupying the middle ground between Treasuries and corporates. Potential total returns for pass-through securities — where the underlying mortgages have relatively high coupons — should prove resilient in the event of rising interest rates. We continue to closely monitor Capitol Hill for developments in mortgage refinancing that could change our outlook on these securities.

We believe it’s quite likely that the Federal Reserve will not raise the official interest rate before 2013. It’s important to note that rising interest rates — so often cast as the villain of bond investing by the media — are not such a bad thing. This fund invests in bonds with shorter and intermediate maturities and, as of February 29, the average maturity of its investments was toward the lower end of its target range. When interest rates rise, the value of a diversified portfolio with a shorter average maturity tends to hold up better than the value of one with a longer maturity. The magnitude of bond market total returns witnessed in recent years cannot continue indefinitely. But while rising yields can hurt total returns for existing bond investments, there is a silver lining: An actively managed fund such as ours will be able to use that environment to reinvest in bonds which offer potentially higher total returns.

We would like to take this opportunity to thank Paul G. Haaga, Jr., for his years of leadership as an officer of Intermediate Bond Fund of America. Paul stepped down as vice chairman of the board on December 31, 2011, after 27 years of service to the American Funds.

We greatly appreciate your continued support and look forward to reporting to you again in six months.

Cordially,

/s/ John H. Smet

John H. Smet

April 11, 2012

For current information about the fund, visit americanfunds.com.

[Begin Sidebar]
We are deeply saddened by the loss of Jon B. Lovelace Jr., chairman emeritus and former portfolio counselor of Capital Research and Management Company, and former chairman of The Capital Group Companies, Inc.

Nearly every aspect of the Capital Group bears some stamp of Jon’s leadership and service from 1951 until 2005. He was one of the principal architects of our Multiple Portfolio Counselor System, an early proponent of international investing, the founder of New Perspective Fund and Capital Income Builder, and a standard-bearer of the Capital Group’s mission to serve investors.

Though he never sought the spotlight, his accomplishments in life, work and philanthropy will long be remembered.
[End Sidebar]

[Begin Sidebar]
The fund’s 30-day yield for Class A shares as of March 31, 2012, calculated in accordance with the U.S. Securities and Exchange Commission formula, was 0.79%. The fund’s distribution rate for Class A shares as of that date was 1.99%. Both reflect the 2.50% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.
[End Sidebar]

Summary investment portfolio   February 29, 2012
unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings.  See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

[begin pie chart]
Investment mix by security type	Percent of net assets
U.S. Treasury bonds & notes	37.8
Corporate bonds & notes	25.9
Mortgage-backed obligations	22.0
Federal agency bonds & notes	5.0
Other securities	4.5
Short-term securities & other assets less liabilities	4.8
[end pie chart]

Quality breakdown*	Percent of net assets

U.S. government obligations†	40.2%
Federal agencies	22.2
Aaa/AAA	5.2
Aa/AA	10.0
A/A	11.3
Baa/BBB	6.3
Short-term securities & other assets less liabilities	4.8

*Bond ratings which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody's, Standard & Poor's and/or Fitch as an indication of an issuer's creditworthiness. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund's investment policies.

†These securities are guaranteed by the full faith and credit of the United States government.

	Principal		Percent
	amount	Value	of net
Bonds & notes - 95.22%	(000)	(000)	assets

U.S. Treasury bonds & notes - 37.77%
U.S. Treasury:
4.25% 2012	$78,500	$80,374
4.50% 2012	125,000	125,461
1.875% 2013 (1)	42,087	44,671
3.125% 2013	209,000	217,937
3.625% 2013	52,750	54,914
4.25% 2013	121,680	128,751
0.25% 2014	59,900	59,848
1.875% 2014	97,200	100,437
1.875% 2014	35,000	36,089
2.25% 2014	166,000	173,118
2.375% 2014	35,100	36,932
2.625% 2014	188,250	198,517
4.00% 2014	149,500	160,315
1.75% 2015	100,000	104,142
2.25% 2015	58,000	61,047
4.125% 2015	50,000	55,793
4.25% 2015	50,000	56,344
0.125% 2016 (1)	34,253	36,465
2.00% 2016	198,050	208,610
2.00% 2016	145,000	152,817
2.125% 2016	38,500	40,755
2.375% 2016	50,000	53,465
2.625% 2016	136,000	146,669
4.50% 2016	47,500	54,678
5.125% 2016	96,500	114,229
7.50% 2016	40,000	52,412
4.25% 2017	50,000	58,897
4.625% 2017	115,000	135,986
2.625% 2020	52,000	55,737
3.50% 2020	75,000	85,898
2.125% 2021	138,500	141,287
0.125%-8.75% 2012-2025 (1)	456,728	537,177	37.77%
		3,569,772	37.77
Corporate bonds & notes - 25.90%
Industrials - 2.20%
General Electric Co. 5.00% 2013	2,000	2,082
General Electric Capital Corp. 2.25%-6.00% 2015-2021	53,005	57,113	.63
Other securities		148,111	1.57
		207,306	2.20

Other corporate bonds & notes - 23.70%
Other securities		2,239,411	23.70

Total corporate bonds & notes		2,446,717	25.90

Mortgage-backed obligations - 21.96%
Federal agency mortgage-backed obligations (2) - 19.65%
Fannie Mae:
3.50% 2026	42,119	44,227
3.50% 2026	35,619	37,402
3.00% 2027	129,500	134,033
3.00% 2027	121,000	125,575
3.00% 2027	114,384	118,932
3.00% 2027	76,154	79,289
3.00% 2027	38,500	40,031
5.00% 2036	39,210	42,396
6.00% 2038	50,531	55,863
6.00% 2038	46,660	51,407
6.00% 2038	42,785	47,039
0%-11.50% 2012- 2047 (3)	798,944	854,556	17.25
Freddie Mac 0%-6.987% 2023-2041 (3)	159,609	173,022	1.83
Government National Mortgage Assn. 4.50% 2040	45,769	50,260	.53
Other securities		3,378	.04
		1,857,410	19.65

Other mortgage-backed securities - 2.31%
Other securities		218,291	2.31

Total mortgage-backed obligations		2,075,701	21.96

Federal agency bonds & notes - 5.03%
Freddie Mac 0.375% 2013	$55,000	55,076
Freddie Mac 0.75%-5.50% 2012-2016	72,220	74,944	1.38
Fannie Mae 1.25%-5.375% 2014-2016	109,580	114,842	1.21
Federal Home Loan Bank 1.75%-5.375% 2012-2016	46,420	47,425	.50
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.125% 2012	10,000	10,155	.11
Other securities		173,008	1.83
		475,450	5.03

Other - 4.56%
Other securities		430,789	4.56

Total bonds & notes (cost: $8,664,072,000)		8,998,429	95.22

			Percent
		Value	of net
Preferred securities - 0.03%		(000)	assets

U.S. Government agency securities - 0.03%
Other securities		2,560	.03

Total preferred securities (cost: $3,985,000)		2,560	.03

	Principal		Percent
	amount	Value	of net
Short-term securities - 8.52%	(000)	(000)	assets

Fannie Mae 0.05%-0.16% due 5/1-11/19/2012	231,620	231,503	2.45
Freddie Mac 0.07%-0.18% due 4/3-11/2/2012	147,700	147,589	1.56
Federal Home Loan Bank 0.07%-0.19% due 3/29-12/20/2012	115,500	115,435	1.22
General Electric Co. 0.07%-0.10% due 3/1-3/15/2012	103,600	103,599	1.10
U.S. Treasury Bills 0.049%-0.137% due 4/19-8/23/2012	59,480	59,457	.63
Private Export Funding Corp. 0.11%-0.17% due 3/26-4/17/2012 (4)	38,800	38,789	.41
Other securities		108,906	1.15

Total short-term securities (cost: $805,331,000)		805,278	8.52

Total investment securities (cost: $9,473,388,000)		9,806,267	103.77
Other assets less liabilities		(355,883)	(3.77)

Net assets		$9,450,384	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Index-linked bond whose principal amount moves with a government price index.
(2) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(3) Coupon rate may change periodically.
(4) Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $950,338,000, which represented 10.06% of the net assets of the fund.

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at February 29, 2012	(dollars in thousands)

Assets:
Investment securities, at value (cost: $9,473,388)		$9,806,267
Cash		103
Receivables for:
Sales of investments	$394,779
Sales of fund's shares	19,170
Interest	55,004	468,953
		10,275,323
Liabilities:
Payables for:
Purchases of investments	794,313
Repurchases of fund's shares	21,425
Dividends on fund's shares	1,926
Investment advisory services	1,671
Services provided by related parties	5,268
Trustees' deferred compensation	187
Other	149	824,939
Net assets at February 29, 2012		$9,450,384

Net assets consist of:
Capital paid in on shares of beneficial interest		$9,274,419
Distributions in excess of net investment income		(4,580)
Accumulated net realized loss		(152,334)
Net unrealized appreciation		332,879
Net assets at February 29, 2012		$9,450,384

	(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) -
unlimited shares authorized (690,226 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$6,734,355	491,856	$13.69
Class B	77,988	5,696	13.69
Class C	326,915	23,877	13.69
Class F-1	550,745	40,225	13.69
Class F-2	304,001	22,203	13.69
Class 529-A	371,490	27,132	13.69
Class 529-B	10,671	779	13.69
Class 529-C	101,317	7,400	13.69
Class 529-E	18,395	1,344	13.69
Class 529-F-1	71,852	5,248	13.69
Class R-1	15,480	1,131	13.69
Class R-2	162,658	11,880	13.69
Class R-3	166,656	12,172	13.69
Class R-4	128,296	9,370	13.69
Class R-5	46,923	3,427	13.69
Class R-6	362,642	26,486	13.69

See Notes to Financial Statements

Statement of operations
for the six months ended February 29, 2012*	(dollars in thousands)

Investment income:
Income:
Interest		$114,018

Fees and expenses†:
Investment advisory services	$10,307
Distribution services	12,881
Transfer agent services	5,281
Administrative services	682
Reports to shareholders	240
Registration statement and prospectus	241
Trustees' compensation	35
Auditing and legal	68
Custodian	13
Other	332	30,080
Net investment income		83,938

Net realized gain and unrealized depreciation
on investments :
Net realized gain on investments		36,933
Net unrealized depreciation on investments		(8,693)
Net realized gain and unrealized depreciation
on investments		28,240
Net increase in net assets resulting
from operations		$112,178

See Notes to Financial Statements

Statements of changes in net assets
	(dollars in thousands)
	Six months ended February 29, 2012*	Year ended August 31, 2011
Operations:
Net investment income	$83,938	$190,704
Net realized gain on investments	36,933	98,581
Net unrealized depreciation on investments	(8,693)	(93,778)
Net increase in net assets resulting from operations	112,178	195,507

Dividends paid or accrued to shareholders from net investment income	(87,905)	(198,002)

Net capital share transactions	358,537	(390,465)

Total increase (decrease) in net assets	382,810	(392,960)

Net assets:
Beginning of period	9,067,574	9,460,534
End of period (including distributions in excess of
net investment income: $(4,580) and $(613), respectively)	$9,450,384	$9,067,574

*Unaudited.
†Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Notes to financial statements
                                                                                                           unaudited

1.	Organization

Intermediate Bond Fund of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide current income consistent with its maturity and quality standards described in the prospectus and preservation of capital.

The fund has 16 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes and six retirement plan share classes. The 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) can be used to save for college education. The retirement plan share classes (Classes R-1, R-2, R-3, R-4, R-5 and R-6) are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 2.50%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C*	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C*	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None
*Class B, 529-B, C and 529-C shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2.	Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends paid to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

3.	Valuation

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs – The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund's board of trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications – The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At February 29, 2012, all of the fund’s investment securities were classified as Level 2.

4.	Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities.

Investing in mortgage-backed and asset-backed securities — Many types of bonds and other debt securities, including mortgage-backed securities, are subject to prepayment risk, as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund’s income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the expected duration of the securities may be extended. This reduces the potential for the fund to invest the principal in higher yielding securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5.	Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended February 29, 2012, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2007 and by state tax authorities for tax years before 2006.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; paydowns on fixed-income securities; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of August 31, 2011, the components of distributable earnings on a tax basis were as follows:

	(dollars in thousands)
Undistributed ordinary income		$1,813
Capital loss carryforwards*:
Expiring 2017	$(29,910)
Expiring 2018	(157,204)	(187,114)

*The capital loss carryforwards will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after August 31, 2011, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of February 29, 2012, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$336,626
Gross unrealized depreciation on investment securities	(6,630)
Net unrealized appreciation on investment securities	329,996
Cost of investment securities	9,476,271

Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended February 29, 2012	Year ended August 31, 2011
Class A	$64,389	$144,181
Class B	522	1,960
Class C	1,930	5,213
Class F-1	5,188	12,075
Class F-2	3,259	6,495
Class 529-A	3,232	6,667
Class 529-B	63	248
Class 529-C	522	1,303
Class 529-E	136	285
Class 529-F-1	708	1,468
Class R-1	88	213
Class R-2	954	2,401
Class R-3	1,346	3,180
Class R-4	1,194	2,647
Class R-5	499	1,091
Class R-6	3,875	8,575
Total	$87,905	$198,002

6.	Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares, and American Funds Service Company® ("AFS"), the fund’s transfer agent.

Investment advisory services – The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.14% on such assets in excess of $10 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 3.00% on the first $3,333,333 of the fund's monthly gross income and decreasing to 2.00% on such income in excess of $8,333,333. For the six months ended February 29, 2012, the investment advisory services fee was $10,307,000, which was equivalent to an annualized rate of 0.224% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has plans of distribution for all share classes, except Classes F-2, R-5 and R-6. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, [ranging from 0.30% to 1.00% as noted on the following page. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Classes A and 529-A, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of February 29, 2012, there were no unreimbursed expenses subject to reimbursement for Classes A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

During the period September 1, 2011, through December 31, 2011, only Class A and B shares were subject to the shareholder services agreement with AFS. During this period, AFS and other third parties were compensated for providing transfer agent services to Class C, F, R and 529 shares through the fees paid by the fund to CRMC under the fund’s administrative services agreement with CRMC as described in the administrative services section below; CRMC paid for any transfer agent services expenses in excess of 0.10% of the respective average daily net assets of each of such share classes.

Effective January 1, 2012, the shareholder services agreement with AFS was modified to include Class C, F, R and 529 shares and payment for transfer agent services for such classes under the administrative services agreement terminated. Under this structure, transfer agent services expenses for some classes may exceed 0.10% of average daily net assets, resulting in an increase in expenses paid by some share classes.

For the six months ended February 29, 2012, the total transfer agent services fee paid under these agreements was $5,281,000, of which $4,641,000 was paid by the fund to AFS and $640,000 was paid by the fund to CRMC through its administrative services agreement with the fund. Amounts paid to CRMC by the fund were then paid by CRMC to AFS and other third parties.

Administrative services – The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, R and 529 shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders.

During the period September 1, 2011, through December 31, 2011, the agreement applied only to Class C, F, R and 529 shares. The agreement also required CRMC to arrange for the provision of transfer agent services for such share classes, which paid CRMC annual fees up to 0.15% (0.10% for Class R-5 and 0.05% for Class R-6) of their respective average daily net assets. During this period, up to 0.05% of these fees were used to compensate CRMC for performing administrative services; all other amounts paid under this agreement were used to compensate AFS and other third parties for transfer agent services.

Effective January 1, 2012, the administrative services agreement with CRMC was modified to include Class A shares. Under the revised agreement, Class A shares pay an annual fee of 0.01% and Class C, F, R and 529 shares pay an annual fee of 0.05% of their respective average daily net assets to CRMC for administrative services. Fees for transfer agent services are no longer included as part of the administrative services fee paid by the fund to CRMC.

For the six months ended February 29, 2012, total fees paid to CRMC for performing administrative services were $682,000.

529 plan services – Each 529 share class is subject to service fees to compensate the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses on the accompanying financial statements. The Commonwealth of Virginia is not considered a related party.

Class-specific expenses under the agreements described above for the six months ended February 29, 2012, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$7,903	$3,881	$110	Not applicable
Class B	430	49	Not applicable	Not applicable
Class C	1,659	188	79	Not applicable
Class F-1	675	366	72	Not applicable
Class F-2	Not applicable	71	63	Not applicable
Class 529-A	387	145	86	$173
Class 529-B	59	6	3	6
Class 529-C	477	44	24	48
Class 529-E	42	5	4	8
Class 529-F-1	-	28	17	34
Class R-1	75	8	4	Not applicable
Class R-2	599	277	42	Not applicable
Class R-3	421	144	48	Not applicable
Class R-4	154	56	34	Not applicable
Class R-5	Not applicable	12	11	Not applicable
Class R-6	Not applicable	1	85	Not applicable
Total class-specific expenses	$12,881	$5,281	$682	$269

Trustees’ deferred compensation – Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, includes $35,000 in current fees (either paid in cash or deferred) and a net decrease of less than $1,000 in the value of the deferred amounts.

Affiliated officers and trustees – Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

7.	Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales(*)		Reinvestments of dividends		Repurchases(*)		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended February 29, 2012
Class A	$976,710	71,648	$62,618	4,594	$(758,483)	(55,630)	$280,845	20,612
Class B	10,493	770	513	38	(28,838)	(2,116)	(17,832)	(1,308)
Class C	50,714	3,720	1,847	136	(61,813)	(4,534)	(9,252)	(678)
Class F-1	114,708	8,415	5,180	380	(120,044)	(8,815)	(156)	(20)
Class F-2	63,998	4,695	2,386	175	(45,365)	(3,322)	21,019	1,548
Class 529-A	67,802	4,973	3,251	238	(31,278)	(2,295)	39,775	2,916
Class 529-B	1,845	135	63	5	(4,398)	(323)	(2,490)	(183)
Class 529-C	18,263	1,340	523	39	(10,025)	(736)	8,761	643
Class 529-E	3,988	293	137	10	(1,616)	(118)	2,509	185
Class 529-F-1	10,359	760	713	52	(5,219)	(383)	5,853	429
Class R-1	2,562	188	88	7	(2,355)	(173)	295	22
Class R-2	30,477	2,235	953	70	(30,359)	(2,226)	1,071	79
Class R-3	39,148	2,872	1,343	98	(42,851)	(3,142)	(2,360)	(172)
Class R-4	30,714	2,252	1,201	88	(24,534)	(1,798)	7,381	542
Class R-5	10,536	773	496	36	(11,014)	(807)	18	2
Class R-6	31,096	2,280	3,919	287	(11,915)	(874)	23,100	1,693
Total net increase (decrease)	$1,463,413	107,349	$85,231	6,253	$(1,190,107)	(87,292)	$358,537	26,310

Year ended August 31, 2011
Class A	$1,816,813	134,146	$136,429	10,090	$(2,236,818)	(165,567)	$(283,576)	(21,331)
Class B	22,956	1,693	1,869	138	(103,378)	(7,651)	(78,553)	(5,820)
Class C	83,165	6,137	4,831	357	(165,838)	(12,264)	(77,842)	(5,770)
Class F-1	245,383	18,144	11,591	857	(280,901)	(20,764)	(23,927)	(1,763)
Class F-2	105,463	7,800	4,231	313	(83,920)	(6,189)	25,774	1,924
Class 529-A	106,332	7,861	6,616	490	(66,852)	(4,947)	46,096	3,404
Class 529-B	3,224	238	245	18	(14,114)	(1,044)	(10,645)	(788)
Class 529-C	25,325	1,875	1,292	95	(31,488)	(2,333)	(4,871)	(363)
Class 529-E	4,923	364	283	21	(3,739)	(277)	1,467	108
Class 529-F-1	23,122	1,712	1,456	108	(12,822)	(949)	11,756	871
Class R-1	7,554	557	208	16	(11,176)	(824)	(3,414)	(251)
Class R-2	57,322	4,238	2,374	176	(73,202)	(5,419)	(13,506)	(1,005)
Class R-3	70,188	5,190	3,149	233	(77,115)	(5,709)	(3,778)	(286)
Class R-4	50,267	3,720	2,629	194	(53,291)	(3,949)	(395)	(35)
Class R-5	22,977	1,699	1,082	80	(22,889)	(1,688)	1,170	91
Class R-6	79,405	5,872	8,557	633	(64,183)	(4,762)	23,779	1,743
Total net increase (decrease)	$2,724,419	201,246	$186,842	13,819	$(3,301,726)	(244,336)	$(390,465)	(29,271)

* Includes exchanges between share classes of the fund.

8.	Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $3,635,848,000 and $3,395,584,000, respectively, during the six months ended February 29, 2012.

Financial highlights
			Income from investment operations(1)
		Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return(2)(3)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers(3)		Ratio of net income to average net assets(3)

Class A:	Six months ended 2/29/2012(4)(5)	$13.66	$.12	$.04	$.16	$(.13)	$13.69	1.20%	$6,734	.60	%(6)	.60	%(6)	1.88	%(6)
	Year ended 8/31/2011	13.65	.30	.02	.32	(.31)	13.66	2.36	6,436	.60		.60		2.18
	Year ended 8/31/2010	13.10	.33	.56	.89	(.34)	13.65	6.91	6,723	.62		.62		2.51
	Year ended 8/31/2009	13.02	.45	.09	.54	(.46)	13.10	4.27	5,304	.69		.68		3.46
	Year ended 8/31/2008	13.40	.57	(.37)	.20	(.58)	13.02	1.50	3,820	.70		.67		4.32
	Year ended 8/31/2007	13.39	.59	.01	.60	(.59)	13.40	4.55	3,539	.70		.67		4.39

Class B:	Six months ended 2/29/2012(4)(5)	13.66	.07	.04	.11	(.08)	13.69	.82	78	1.35	(6)	1.35	(6)	1.13	(6)
	Year ended 8/31/2011	13.65	.19	.02	.21	(.20)	13.66	1.60	96	1.36		1.36		1.44
	Year ended 8/31/2010	13.10	.23	.56	.79	(.24)	13.65	6.12	175	1.36		1.36		1.78
	Year ended 8/31/2009	13.02	.35	.09	.44	(.36)	13.10	3.51	207	1.42		1.41		2.79
	Year ended 8/31/2008	13.40	.48	(.37)	.11	(.49)	13.02	.76	207	1.43		1.40		3.61
	Year ended 8/31/2007	13.39	.49	.01	.50	(.49)	13.40	3.80	226	1.43		1.40		3.66

Class C:	Six months ended 2/29/2012(4)(5)	13.66	.07	.04	.11	(.08)	13.69	.80	327	1.40	(6)	1.40	(6)	1.08	(6)
	Year ended 8/31/2011	13.65	.19	.02	.21	(.20)	13.66	1.55	335	1.41		1.41		1.39
	Year ended 8/31/2010	13.10	.23	.56	.79	(.24)	13.65	6.07	414	1.41		1.41		1.72
	Year ended 8/31/2009	13.02	.35	.09	.44	(.36)	13.10	3.47	342	1.46		1.46		2.69
	Year ended 8/31/2008	13.40	.47	(.37)	.10	(.48)	13.02	.71	248	1.48		1.45		3.56
	Year ended 8/31/2007	13.39	.48	.01	.49	(.48)	13.40	3.75	262	1.49		1.46		3.61

Class F-1:	Six months ended 2/29/2012(4)(5)	13.66	.12	.04	.16	(.13)	13.69	1.18	551	.65	(6)	.65	(6)	1.83	(6)
	Year ended 8/31/2011	13.65	.29	.02	.31	(.30)	13.66	2.31	550	.65		.65		2.13
	Year ended 8/31/2010	13.10	.33	.56	.89	(.34)	13.65	6.86	573	.67		.67		2.45
	Year ended 8/31/2009	13.02	.44	.09	.53	(.45)	13.10	4.24	479	.71		.70		3.49
	Year ended 8/31/2008	13.40	.57	(.37)	.20	(.58)	13.02	1.49	518	.71		.68		4.31
	Year ended 8/31/2007	13.39	.59	.01	.60	(.59)	13.40	4.56	482	.69		.66		4.39

Class F-2:	Six months ended 2/29/2012(4)(5)	13.66	.14	.04	.18	(.15)	13.69	1.34	304	.33	(6)	.33	(6)	2.14	(6)
	Year ended 8/31/2011	13.65	.33	.02	.35	(.34)	13.66	2.63	282	.34		.34		2.44
	Year ended 8/31/2010	13.10	.37	.56	.93	(.38)	13.65	7.21	256	.34		.34		2.79
	Year ended 8/31/2009	13.02	.48	.09	.57	(.49)	13.10	4.54	245	.38		.38		3.23
	Period from 8/8/2008 to 8/31/2008(4)	13.03	.03	(.01)	.02	(.03)	13.02	.19	4	.03		.03		.27

Class 529-A:	Six months ended 2/29/2012(4)(5)	13.66	.12	.04	.16	(.13)	13.69	1.15	371	.69	(6)	.69	(6)	1.78	(6)
	Year ended 8/31/2011	13.65	.29	.02	.31	(.30)	13.66	2.29	331	.68		.68		2.11
	Year ended 8/31/2010	13.10	.32	.56	.88	(.33)	13.65	6.83	284	.69		.69		2.43
	Year ended 8/31/2009	13.02	.44	.09	.53	(.45)	13.10	4.21	200	.74		.73		3.42
	Year ended 8/31/2008	13.40	.57	(.37)	.20	(.58)	13.02	1.44	152	.76		.73		4.27
	Year ended 8/31/2007	13.39	.58	.01	.59	(.58)	13.40	4.49	135	.76		.73		4.33

Class 529-B:	Six months ended 2/29/2012(4)(5)	13.66	.06	.04	.10	(.07)	13.69	.75	11	1.49	(6)	1.49	(6)	.99	(6)
	Year ended 8/31/2011	13.65	.18	.02	.20	(.19)	13.66	1.48	13	1.47		1.47		1.32
	Year ended 8/31/2010	13.10	.22	.56	.78	(.23)	13.65	6.00	24	1.48		1.48		1.65
	Year ended 8/31/2009	13.02	.34	.09	.43	(.35)	13.10	3.39	23	1.54		1.53		2.65
	Year ended 8/31/2008	13.40	.46	(.37)	.09	(.47)	13.02	.64	21	1.55		1.52		3.48
	Year ended 8/31/2007	13.39	.47	.01	.48	(.47)	13.40	3.66	21	1.56		1.53		3.53

Class 529-C:	Six months ended 2/29/2012(4)(5)	13.66	.06	.04	.10	(.07)	13.69	.76	101	1.47	(6)	1.47	(6)	1.01	(6)
	Year ended 8/31/2011	13.65	.18	.02	.20	(.19)	13.66	1.49	92	1.46		1.46		1.32
	Year ended 8/31/2010	13.10	.22	.56	.78	(.23)	13.65	6.01	97	1.47		1.47		1.65
	Year ended 8/31/2009	13.02	.34	.09	.43	(.35)	13.10	3.40	72	1.53		1.52		2.66
	Year ended 8/31/2008	13.40	.46	(.37)	.09	(.47)	13.02	.64	65	1.55		1.52		3.49
	Year ended 8/31/2007	13.39	.47	.01	.48	(.47)	13.40	3.67	70	1.56		1.53		3.54

Class 529-E:	Six months ended 2/29/2012(4)(5)	$13.66	$.10	$.04	$.14	$(.11)	$13.69	1.03%	$18	.95	%(6)	.95	%(6)	1.53	%(6)
	Year ended 8/31/2011	13.65	.25	.02	.27	(.26)	13.66	2.00	16	.96		.96		1.83
	Year ended 8/31/2010	13.10	.29	.56	.85	(.30)	13.65	6.54	14	.97		.97		2.16
	Year ended 8/31/2009	13.02	.40	.09	.49	(.41)	13.10	3.92	11	1.02		1.01		3.14
	Year ended 8/31/2008	13.40	.53	(.37)	.16	(.54)	13.02	1.16	9	1.04		1.01		3.99
	Year ended 8/31/2007	13.39	.54	.01	.55	(.54)	13.40	4.19	8	1.05		1.02		4.05

Class 529-F-1:	Six months ended 2/29/2012(4)(5)	13.66	.13	.04	.17	(.14)	13.69	1.27	72	.47	(6)	.47	(6)	2.00	(6)
	Year ended 8/31/2011	13.65	.32	.02	.34	(.33)	13.66	2.50	66	.46		.46		2.32
	Year ended 8/31/2010	13.10	.35	.56	.91	(.36)	13.65	7.07	54	.47		.47		2.65
	Year ended 8/31/2009	13.02	.47	.09	.56	(.48)	13.10	4.44	37	.52		.52		3.63
	Year ended 8/31/2008	13.40	.60	(.37)	.23	(.61)	13.02	1.67	27	.54		.51		4.49
	Year ended 8/31/2007	13.39	.61	.01	.62	(.61)	13.40	4.71	24	.55		.52		4.55

Class R-1:	Six months ended 2/29/2012(4)(5)	13.66	.07	.04	.11	(.08)	13.69	.80	15	1.40	(6)	1.40	(6)	1.08	(6)
	Year ended 8/31/2011	13.65	.19	.02	.21	(.20)	13.66	1.54	15	1.41		1.41		1.37
	Year ended 8/31/2010	13.10	.23	.56	.79	(.24)	13.65	6.06	19	1.42		1.42		1.69
	Year ended 8/31/2009	13.02	.35	.09	.44	(.36)	13.10	3.45	10	1.47		1.46		2.65
	Year ended 8/31/2008	13.40	.47	(.37)	.10	(.48)	13.02	.69	7	1.50		1.47		3.53
	Year ended 8/31/2007	13.39	.48	.01	.49	(.48)	13.40	3.69	5	1.58		1.51		3.55

Class R-2:	Six months ended 2/29/2012(4)(5)	13.66	.07	.04	.11	(.08)	13.69	.81	163	1.38	(6)	1.38	(6)	1.10	(6)
	Year ended 8/31/2011	13.65	.19	.02	.21	(.20)	13.66	1.55	161	1.41		1.40		1.38
	Year ended 8/31/2010	13.10	.23	.56	.79	(.24)	13.65	6.06	175	1.45		1.42		1.71
	Year ended 8/31/2009	13.02	.35	.09	.44	(.36)	13.10	3.47	146	1.53		1.45		2.72
	Year ended 8/31/2008	13.40	.47	(.37)	.10	(.48)	13.02	.72	128	1.56		1.44		3.56
	Year ended 8/31/2007	13.39	.49	.01	.50	(.49)	13.40	3.76	117	1.62		1.45		3.62

Class R-3:	Six months ended 2/29/2012(4)(5)	13.66	.10	.04	.14	(.11)	13.69	1.02	167	.96	(6)	.96	(6)	1.51	(6)
	Year ended 8/31/2011	13.65	.25	.02	.27	(.26)	13.66	1.99	169	.97		.97		1.81
	Year ended 8/31/2010	13.10	.28	.56	.84	(.29)	13.65	6.52	172	.99		.99		2.14
	Year ended 8/31/2009	13.02	.40	.09	.49	(.41)	13.10	3.90	153	1.04		1.03		3.14
	Year ended 8/31/2008	13.40	.53	(.37)	.16	(.54)	13.02	1.15	133	1.04		1.01		3.99
	Year ended 8/31/2007	13.39	.54	.01	.55	(.54)	13.40	4.17	119	1.07		1.04		4.02

Class R-4:	Six months ended 2/29/2012(4)(5)	13.66	.12	.04	.16	(.13)	13.69	1.18	128	.63	(6)	.63	(6)	1.85	(6)
	Year ended 8/31/2011	13.65	.29	.02	.31	(.30)	13.66	2.32	120	.65		.65		2.14
	Year ended 8/31/2010	13.10	.33	.56	.89	(.34)	13.65	6.87	121	.65		.65		2.46
	Year ended 8/31/2009	13.02	.44	.09	.53	(.45)	13.10	4.25	79	.70		.69		3.47
	Year ended 8/31/2008	13.40	.57	(.37)	.20	(.58)	13.02	1.48	61	.72		.69		4.30
	Year ended 8/31/2007	13.39	.59	.01	.60	(.59)	13.40	4.53	47	.71		.68		4.39

Class R-5:	Six months ended 2/29/2012(4)(5)	13.66	.14	.04	.18	(.15)	13.69	1.33	47	.34	(6)	.34	(6)	2.14	(6)
	Year ended 8/31/2011	13.65	.33	.02	.35	(.34)	13.66	2.62	47	.35		.35		2.44
	Year ended 8/31/2010	13.10	.37	.56	.93	(.38)	13.65	7.18	45	.36		.36		2.76
	Year ended 8/31/2009	13.02	.48	.09	.57	(.49)	13.10	4.56	35	.39		.39		3.76
	Year ended 8/31/2008	13.40	.61	(.37)	.24	(.62)	13.02	1.79	76	.41		.38		4.62
	Year ended 8/31/2007	13.39	.63	.01	.64	(.63)	13.40	4.84	71	.42		.39		4.67

Class R-6:	Six months ended 2/29/2012(4)(5)	13.66	.14	.04	.18	(.15)	13.69	1.36	363	.29	(6)	.29	(6)	2.19	(6)
	Year ended 8/31/2011	13.65	.34	.02	.36	(.35)	13.66	2.68	339	.30		.30		2.49
	Year ended 8/31/2010	13.10	.37	.56	.93	(.38)	13.65	7.24	315	.31		.31		2.77
	Period from 5/1/2009 to 8/31/2009(4)	12.79	.14	.31	.45	(.14)	13.10	3.56	21	.12		.12		1.08

	Six months ended February 29,	Year ended August 31
	2012(4)(5)	2011	2010	2009	2008	2007

Portfolio turnover rate for all share classes	63%	80%	43%	87%	80%	63%

(1)Based on average shares outstanding.
(2)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(3)This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(4)Based on operations for the period shown and, accordingly, is not representative of a full year.
(5)Unaudited.
(6)Annualized.

See Notes to Financial Statements

Expense example
                      unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (September 1, 2011, through February 29, 2012).

Actual expenses:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 9/1/2011	Ending account value 2/29/2012	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,012.03	$3.00	.60%
Class A -- assumed 5% return	1,000.00	1,021.88	3.02	.60
Class B -- actual return	1,000.00	1,008.22	6.74	1.35
Class B -- assumed 5% return	1,000.00	1,018.15	6.77	1.35
Class C -- actual return	1,000.00	1,008.00	6.99	1.40
Class C -- assumed 5% return	1,000.00	1,017.90	7.02	1.40
Class F-1 -- actual return	1,000.00	1,011.77	3.25	.65
Class F-1 -- assumed 5% return	1,000.00	1,021.63	3.27	.65
Class F-2 -- actual return	1,000.00	1,013.38	1.65	.33
Class F-2 -- assumed 5% return	1,000.00	1,023.22	1.66	.33
Class 529-A -- actual return	1,000.00	1,011.53	3.45	.69
Class 529-A -- assumed 5% return	1,000.00	1,021.43	3.47	.69
Class 529-B -- actual return	1,000.00	1,007.52	7.44	1.49
Class 529-B -- assumed 5% return	1,000.00	1,017.45	7.47	1.49
Class 529-C -- actual return	1,000.00	1,007.60	7.34	1.47
Class 529-C -- assumed 5% return	1,000.00	1,017.55	7.37	1.47
Class 529-E -- actual return	1,000.00	1,010.27	4.75	.95
Class 529-E -- assumed 5% return	1,000.00	1,020.14	4.77	.95
Class 529-F-1 -- actual return	1,000.00	1,012.65	2.35	.47
Class 529-F-1 -- assumed 5% return	1,000.00	1,022.53	2.36	.47
Class R-1 -- actual return	1,000.00	1,007.99	6.99	1.40
Class R-1 -- assumed 5% return	1,000.00	1,017.90	7.02	1.40
Class R-2 -- actual return	1,000.00	1,008.10	6.89	1.38
Class R-2 -- assumed 5% return	1,000.00	1,018.00	6.92	1.38
Class R-3 -- actual return	1,000.00	1,010.16	4.80	.96
Class R-3 -- assumed 5% return	1,000.00	1,020.09	4.82	.96
Class R-4 -- actual return	1,000.00	1,011.84	3.15	.63
Class R-4 -- assumed 5% return	1,000.00	1,021.73	3.17	.63
Class R-5 -- actual return	1,000.00	1,013.32	1.70	.34
Class R-5 -- assumed 5% return	1,000.00	1,023.17	1.71	.34
Class R-6 -- actual return	1,000.00	1,013.59	1.45	.29
Class R-6 -- assumed 5% return	1,000.00	1,023.42	1.46	.29

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).

Other share class results
unaudited

Classes B, C, F and 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended March 31, 2012
(the most recent calendar quarter-end):
			10 years/
	1 year	5 years	Life of class1
Class B shares2
Reflecting applicable contingent deferred sales charge
(CDSC), maximum of 5%, payable only if shares
are sold within six years of purchase	–1.81%	2.33%	2.99%
Not reflecting CDSC	3.19	2.69	2.99

Class C shares2
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	2.14	2.65	2.77
Not reflecting CDSC	3.14	2.65	2.77

Class F-1 shares3
Not reflecting annual asset-based fee charged
by sponsoring firm	3.92	3.42	3.56

Class F-2 shares3 — first sold 8/8/08
Not reflecting annual asset-based fee charged
by sponsoring firm	4.25	—	4.30

Class 529-A shares4
Reflecting 2.50% maximum sales charge	1.31	2.86	3.25
Not reflecting maximum sales charge	3.88	3.38	3.51

Class 529-B shares2,4
Reflecting applicable CDSC, maximum of 5%, payable
only if shares are sold within six years of purchase	–1.95	2.20	2.85
Not reflecting CDSC	3.05	2.57	2.85

Class 529-C shares2,4
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	2.08	2.58	2.69
Not reflecting CDSC	3.08	2.58	2.69

Class 529-E shares3,4	3.61	3.10	3.22

Class 529-F-1 shares3,4 — first sold 9/16/02
Not reflecting annual asset-based fee charged
by sponsoring firm	4.11	3.61	3.27

1Applicable to Class F-2 and 529-F-1 shares only. All other share classes reflect 10-year results.
2These shares are not available for purchase.
3These shares are sold without any initial or contingent deferred sales charge.
4Results shown do not reflect the $10 account setup fee and an annual $10 account maintenance fee.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on pages 22 to 25 for details that include expense ratios for all share classes.

For information regarding the differences among the various share classes, refer to the fund’s prospectus.

Offices of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive, Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete February 29, 2012, portfolio of Intermediate Bond Fund of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Intermediate Bond Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of Intermediate Bond Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2012, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds difference

Since 1931, American Funds has helped investors pursue long-term investment success. Our consistent approach — in combination with a proven system — has resulted in a superior long-term track record.

Consistent approach

We base our decisions on a long-term perspective because we believe it is the best way to achieve superior long-term investment results. Our portfolio counselors average 25 years of investment experience, including 21 years at our company, reflecting a career commitment to our long-term approach.1

Proven system

Our system combines individual accountability with teamwork. Each fund is divided into portions that are managed by investment professionals with varied backgrounds, ages and investment styles. An extensive global research effort is the backbone of our system.

Superior long-term track record

Our equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 60% of 10-year periods and 67% of 20-year periods.2 Our fund management fees have been among the lowest in the industry.3

1 As of 12/31/11.
2 Based on Class A share results for periods through 12/31/11. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date.
3 Based on management fees for the 20-year period ended 12/31/11 versus comparable Lipper categories, excluding funds of funds.

American Funds span a range of investment objectives

•Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income Fund®
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Capital Income Builder®
The Income Fund of America®

•Balanced funds
American Balanced Fund®
American Funds Global Balanced FundSM

•Bond funds
American Funds Mortgage Fund®
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
American Funds Short-Term Tax-Exempt Bond FundSM
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
American Funds Tax-Exempt Fund of New YorkSM
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market fund
American Funds Money Market Fund®

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust

Lit. No. MFGESR-923-0412P

Litho in USA KBDA/RRD/8086-S28724

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Intermediate Bond Fund of America®
Investment portfolio

February 29, 2012
  unaudited

Bonds & notes — 95.22%	Principal amount (000)	Value (000)

U.S. TREASURY BONDS & NOTES — 37.77%
U.S. Treasury 0.625% 2012	$27,500	$27,547
U.S. Treasury 3.00% 20121	12,552	12,914
U.S. Treasury 4.25% 2012	78,500	80,374
U.S. Treasury 4.50% 2012	125,000	125,461
U.S. Treasury 4.625% 2012	20,000	20,376
U.S. Treasury 4.75% 2012	30,000	30,347
U.S. Treasury 1.875% 20131	42,087	44,671
U.S. Treasury 2.75% 2013	25,000	25,635
U.S. Treasury 3.125% 2013	209,000	217,937
U.S. Treasury 3.375% 2013	31,750	33,155
U.S. Treasury 3.625% 2013	52,750	54,914
U.S. Treasury 4.25% 2013	121,680	128,751
U.S. Treasury 0.25% 2014	59,900	59,848
U.S. Treasury 1.875% 2014	97,200	100,437
U.S. Treasury 1.875% 2014	35,000	36,089
U.S. Treasury 2.25% 2014	166,000	173,118
U.S. Treasury 2.375% 2014	35,100	36,932
U.S. Treasury 2.00% 20141	13,008	14,004
U.S. Treasury 2.625% 2014	188,250	198,517
U.S. Treasury 4.00% 2014	149,500	160,315
U.S. Treasury 1.75% 2015	100,000	104,142
U.S. Treasury 1.625% 20151	1,152	1,265
U.S. Treasury 2.25% 2015	58,000	61,047
U.S. Treasury 4.125% 2015	50,000	55,793
U.S. Treasury 4.25% 2015	50,000	56,344
U.S. Treasury 0.125% 20161	34,253	36,465
U.S. Treasury 1.00% 2016	25,000	25,250
U.S. Treasury 1.50% 2016	14,300	14,766
U.S. Treasury 1.75% 2016	26,000	27,144
U.S. Treasury 2.00% 2016	198,050	208,610
U.S. Treasury 2.00% 2016	145,000	152,817
U.S. Treasury 2.125% 2016	38,500	40,755
U.S. Treasury 2.375% 2016	50,000	53,465
U.S. Treasury 2.625% 2016	136,000	146,669
U.S. Treasury 3.00% 2016	20,000	22,002
U.S. Treasury 4.50% 2016	47,500	54,678
U.S. Treasury 5.125% 2016	96,500	114,229
U.S. Treasury 7.50% 2016	40,000	52,412
U.S. Treasury 4.25% 2017	50,000	58,897
U.S. Treasury 4.50% 2017	20,000	23,646
U.S. Treasury 4.625% 2017	115,000	135,986
U.S. Treasury 8.75% 2017	25,000	35,024
U.S. Treasury 3.50% 2018	10,000	11,381
U.S. Treasury 4.00% 2018	10,000	11,743
U.S. Treasury 2.625% 2020	52,000	55,737
U.S. Treasury 3.50% 2020	75,000	85,898
U.S. Treasury 8.75% 2020	15,000	23,359
U.S. Treasury 2.00% 2021	25,000	25,130
U.S. Treasury 2.125% 2021	138,500	141,287
U.S. Treasury 3.625% 2021	5,000	5,772
U.S. Treasury 8.00% 2021	20,000	31,031
U.S. Treasury 8.125% 2021	8,500	13,210
U.S. Treasury 0.125% 20221	11,966	12,480
U.S. Treasury 6.25% 2023	25,000	35,512
U.S. Treasury 7.125% 2023	15,000	22,527
U.S. Treasury 7.625% 2025	20,000	31,957
		3,569,772

CORPORATE BONDS & NOTES — 25.90%
Financials — 8.31%
Countrywide Financial Corp., Series B, 5.80% 2012	7,750	7,813
Bank of America Corp. 4.50% 2015	5,000	5,080
Bank of America Corp., Series L, 3.625% 2016	10,985	10,878
Bank of America Corp. 3.75% 2016	8,620	8,529
Bank of America Corp. 5.75% 2017	5,070	5,315
Bank of America Corp. 5.625% 2020	12,000	12,466
Citigroup Inc. 4.587% 2015	16,640	17,641
Citigroup Inc. 6.01% 2015	4,750	5,177
Citigroup Inc. 3.953% 2016	5,535	5,728
Citigroup Inc. 4.45% 2017	1,000	1,057
Citigroup Inc. 6.125% 2018	2,525	2,824
Citigroup Inc. 8.50% 2019	9,475	11,769
Goldman Sachs Group, Inc. 3.625% 2012	2,125	2,146
Goldman Sachs Group, Inc. 3.625% 2016	23,000	23,107
Goldman Sachs Group, Inc. 5.25% 2021	3,560	3,571
Goldman Sachs Group, Inc. 5.75% 2022	8,500	8,887
JPMorgan Chase & Co. 4.75% 2013	6,000	6,267
JPMorgan Chase & Co. 3.40% 2015	6,000	6,318
JPMorgan Chase & Co. 4.35% 2021	18,000	18,916
JPMorgan Chase & Co. 4.625% 2021	3,500	3,726
Kimco Realty Corp. 6.00% 2012	1,250	1,282
Pan Pacific Retail Properties, Inc. 6.125% 2013	1,285	1,328
Kimco Realty Corp., Series C, 4.82% 2014	795	831
Kimco Realty Corp., Series C, 4.904% 2015	8,915	9,367
Kimco Realty Corp., Series C, 5.783% 2016	9,500	10,440
Kimco Realty Corp. 5.70% 2017	5,500	6,080
Kimco Realty Corp. 6.875% 2019	2,000	2,357
Westfield Group 5.40% 20122	7,500	7,683
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 20142	5,000	5,296
Westfield Group 7.50% 20142	750	832
Westfield Group 5.75% 20152	10,000	11,047
Westfield Group 5.70% 20162	1,250	1,393
Westfield Group 7.125% 20182	1,000	1,197
WEA Finance LLC 4.625% 20212	2,510	2,652
Morgan Stanley, Series F, 2.875% 2014	7,250	7,204
Morgan Stanley 4.10% 2015	4,000	4,009
Morgan Stanley, Series F, 6.00% 2015	3,635	3,832
Morgan Stanley 3.80% 2016	11,500	11,229
Morgan Stanley, Series F, 5.75% 2021	2,500	2,482
Simon Property Group, LP 6.75% 2014	5,655	6,232
Simon Property Group, LP 4.20% 2015	9,430	10,064
Simon Property Group, LP 6.10% 2016	7,000	8,059
Simon Property Group, LP 5.875% 2017	2,500	2,917
Simon Property Group, LP 10.35% 2019	750	1,057
MetLife Global Funding I 5.125% 20132	15,250	15,920
MetLife Global Funding I 2.50% 20152	12,000	12,334
Prologis, Inc. 7.625% 2014	10,750	11,752
Prologis, Inc. 5.625% 2016	6,260	6,651
Prologis, Inc. 6.625% 2018	3,000	3,369
Prologis, Inc. 6.875% 2020	5,000	5,796
Nordea Bank 2.125% 20142	8,000	7,956
Nordea Bank, Series 2, 3.70% 20142	18,000	18,664
Royal Bank of Scotland PLC 3.40% 2013	7,000	7,108
Royal Bank of Scotland PLC 3.95% 2015	7,000	7,057
Royal Bank of Scotland Group PLC 5.05% 2015	7,000	6,776
Royal Bank of Scotland Group PLC 4.375% 2016	5,000	5,120
Monumental Global Funding 5.50% 20132	4,500	4,692
Monumental Global Funding III 0.767% 20142,3	9,140	8,875
Monumental Global Funding III 5.25% 20142	8,500	8,983
HSBC Finance Corp. 0.822% 20143	2,250	2,175
HSBC Bank PLC 2.00% 20142	8,000	8,036
HSBC Finance Corp. 0.957% 20163	4,400	3,977
HSBC Holdings PLC 4.875% 2020	6,000	6,049
HSBC Holdings PLC 4.875% 2022	1,000	1,085
Bank of New York Mellon Corp., Series G, 4.95% 2012	13,500	13,903
Bank of New York Mellon Corp., Series G, 2.50% 2016	7,000	7,212
Société Générale 3.10% 20152	5,000	4,842
Société Générale 5.75% 20162	3,898	3,814
Société Générale 5.20% 20212	12,400	12,011
BNP Paribas 3.313% 20143	7,000	7,008
BNP Paribas 3.60% 2016	7,000	7,057
BNP Paribas 5.00% 2021	5,000	5,123
New York Life Global Funding 5.25% 20122	9,000	9,260
New York Life Global Funding 4.65% 20132	9,000	9,419
UBS AG 2.25% 2014	7,000	7,003
UBS AG 4.875% 2020	11,000	11,445
Jackson National Life Global 5.375% 20132	17,565	18,275
Australia & New Zealand Banking Group Ltd. 2.125% 20142	10,000	10,072
ANZ National (International) Ltd. 3.125% 20152	7,000	7,115
Barclays Bank PLC 5.45% 2012	4,000	4,087
Barclays Bank PLC 5.20% 2014	4,500	4,781
Barclays Bank PLC 6.05% 20172	4,140	4,236
Barclays Bank PLC 5.125% 2020	3,000	3,176
Westpac Banking Corp. 1.85% 2013	8,000	8,083
Westpac Banking Corp. 3.00% 2015	7,000	7,262
Wells Fargo & Co. 2.625% 2016	7,000	7,215
Wells Fargo & Co. 3.676% 2016	7,000	7,509
Northern Trust Corp. 5.50% 2013	6,500	6,926
Northern Trust Corp. 4.625% 2014	2,825	3,047
Northern Trust Corp. 5.85% 20172	2,750	3,219
Standard Chartered PLC 3.20% 20162	8,000	8,118
Standard Chartered Bank 6.40% 20172	4,020	4,399
Credit Suisse Group AG 2.20% 2014	8,000	8,069
Credit Suisse Group AG 5.50% 2014	3,000	3,213
Scotland International Finance No. 2 BV 4.25% 20132	1,195	1,171
HBOS PLC 6.75% 20182	4,750	4,274
Lloyds TSB Bank PLC 6.375% 2021	4,750	5,172
TIAA Global Markets 4.95% 20132	10,000	10,573
ACE INA Holdings Inc. 2.60% 2015	10,090	10,463
Allstate Life Global Funding Trust, Series 2008-4, 5.375% 2013	9,500	10,015
Berkshire Hathaway Inc. 2.20% 2016	8,500	8,730
Korea Development Bank 5.30% 2013	2,500	2,572
Korea Development Bank 8.00% 2014	5,350	5,889
Boston Properties LP 6.25% 2013	977	1,017
Boston Properties, Inc. 3.70% 2018	7,000	7,340
Capital One Financial Corp. 3.15% 2016	8,000	8,181
Crédit Agricole CIB 1.127% 20123	7,500	7,498
Bank of Tokyo-Mitsubishi, Ltd. 2.45% 20152	7,000	7,166
Toyota Motor Credit Corp. 1.375% 2013	7,000	7,084
ERP Operating LP 6.625% 2012	2,000	2,003
ERP Operating LP 5.25% 2014	4,000	4,326
PRICOA Global Funding I 5.30% 20132	5,000	5,258
Principal Life Insurance Co. 5.30% 2013	4,000	4,204
Intesa Sanpaolo SpA 2.892% 20142,3	4,125	3,925
American Express Co. 6.15% 2017	2,900	3,423
UniCredito Italiano SpA 6.00% 20172	3,300	2,929
US Bank NA 4.95% 2014	2,550	2,794
Liberty Mutual Group Inc. 5.75% 20142	1,500	1,580
Nationwide Mutual Insurance Co. 5.81% 20242,3	1,630	1,548
Santander Issuances, SA Unipersonal 6.50% 20192,3	800	741
		785,235

Energy — 2.96%
Shell International Finance BV 1.875% 2013	17,000	17,285
Shell International Finance BV 4.00% 2014	25,000	26,721
Shell International Finance BV 3.10% 2015	7,500	8,083
StatoilHydro ASA 2.90% 2014	3,110	3,275
StatoilHydro ASA 3.875% 2014	4,750	5,081
Statoil ASA 3.125% 2017	22,000	23,688
Statoil ASA 3.15% 2022	4,000	4,160
Total Capital Canada Ltd. 1.625% 2014	5,000	5,108
Total Capital SA 3.00% 2015	7,000	7,462
Total Capital SA 2.30% 2016	8,000	8,349
Total Capital International 2.875% 2022	9,580	9,771
Kinder Morgan Energy Partners LP 5.00% 2013	5,000	5,283
Kinder Morgan Energy Partners LP 5.125% 2014	5,000	5,432
Kinder Morgan Energy Partners LP 3.50% 2016	7,000	7,429
Kinder Morgan Energy Partners, L.P. 5.80% 2021	1,295	1,485
Kinder Morgan Energy Partners LP 4.15% 2022	5,000	5,205
BP Capital Markets PLC 3.125% 2012	18,500	18,508
BP Capital Markets PLC 3.625% 20142	2,000	2,118
BP Capital Markets PLC 3.875% 2015	2,500	2,713
BG Energy Capital PLC 2.50% 20152	7,000	7,218
BG Energy Capital PLC 2.875% 20162	13,270	13,781
Enbridge Energy Partners, LP, Series B, 6.50% 2018	4,600	5,437
Enbridge Energy Partners, LP 4.20% 2021	13,415	14,343
Chevron Corp. 3.95% 2014	18,000	19,240
TransCanada PipeLines Ltd. 0.875% 2015	7,000	6,986
TransCanada PipeLines Ltd. 6.50% 2018	5,000	6,256
Energy Transfer Partners, L.P. 5.20% 2022	10,900	11,752
Husky Energy Inc. 5.90% 2014	6,000	6,554
Husky Energy Inc. 7.25% 2019	3,000	3,782
Enterprise Products Operating LLC 4.05% 2022	6,500	6,907
Canadian Natural Resources Ltd. 1.45% 2014	5,000	5,096
Enbridge Inc. 5.60% 2017	2,500	2,861
Cenovus Energy Inc. 4.50% 2014	2,009	2,177
		279,546

Consumer staples — 2.92%
Coca-Cola Co. 3.625% 2014	10,000	10,630
Coca-Cola Co. 1.50% 2015	10,000	10,275
Coca-Cola Co. 1.80% 2016	6,500	6,693
Coca-Cola Co. 3.15% 2020	6,285	6,701
PepsiCo, Inc. 0.875% 2013	5,000	5,020
PepsiCo, Inc. 3.10% 2015	6,000	6,382
PepsiCo, Inc. 2.50% 2016	16,000	16,861
Anheuser-Busch InBev NV 0.927% 20143	11,625	11,633
Anheuser-Busch InBev NV 3.625% 2015	7,000	7,543
Anheuser-Busch InBev NV 4.125% 2015	7,500	8,179
SABMiller Holdings Inc. 2.45% 20172	25,290	25,818
Wal-Mart Stores, Inc. 4.25% 2013	2,000	2,084
Wal-Mart Stores, Inc. 2.25% 2015	5,000	5,236
Wal-Mart Stores, Inc. 2.875% 2015	7,000	7,430
Wal-Mart Stores, Inc. 2.80% 2016	7,000	7,501
Wal-Mart Stores, Inc. 5.80% 2018	740	909
Procter & Gamble Co. 3.50% 2015	7,500	8,090
Procter & Gamble Co. 1.45% 2016	8,410	8,557
Kroger Co. 7.50% 2014	6,030	6,748
Kroger Co. 3.90% 2015	5,250	5,736
Kroger Co. 6.40% 2017	2,500	3,036
Pernod Ricard SA 2.95% 20172	14,500	14,805
Altria Group, Inc. 8.50% 2013	4,000	4,497
Altria Group, Inc. 4.75% 2021	6,665	7,354
Walgreen Co. 4.875% 2013	10,500	11,160
Costco Wholesale Corp. 5.30% 2012	10,700	10,714
Kraft Foods Inc. 2.625% 2013	9,830	10,037
Philip Morris International Inc. 2.90% 2021	8,850	8,958
British American Tobacco International Finance PLC 9.50% 20182	5,910	8,074
Tesco PLC 5.50% 20172	6,840	7,963
Unilever Capital Corp. 3.65% 2014	7,500	7,962
General Mills, Inc. 0.848% 20143	7,500	7,500
Kimberly-Clark Corp. 7.50% 2018	4,500	5,970
		276,056

Health care — 2.46%
Novartis Capital Corp. 1.90% 2013	5,000	5,088
Novartis Capital Corp. 4.125% 2014	17,500	18,708
Novartis Capital Corp. 2.90% 2015	10,000	10,671
Novartis Securities Investment Ltd. 5.125% 2019	5,000	5,972
Roche Holdings Inc. 5.00% 20142	18,734	20,323
Roche Holdings Inc. 6.00% 20192	5,000	6,178
GlaxoSmithKline Capital Inc. 4.85% 2013	12,500	13,161
GlaxoSmithKline Capital Inc. 5.65% 2018	10,000	12,249
Amgen Inc. 1.875% 2014	5,000	5,119
Amgen Inc. 2.50% 2016	15,850	16,385
Pfizer Inc 5.35% 2015	10,000	11,377
Pfizer Inc 6.20% 2019	5,000	6,319
Express Scripts Inc. 5.25% 2012	3,160	3,198
Express Scripts Inc. 6.25% 2014	1,010	1,113
Express Scripts Inc. 2.65% 20172	5,000	5,012
Express Scripts Inc. 3.90% 20222	7,000	7,171
Eli Lilly and Co. 3.55% 2012	12,750	12,751
Sanofi 0.884% 20143	10,000	10,052
Schering-Plough Corp. 6.00% 2017	7,945	9,860
UnitedHealth Group Inc. 1.875% 2016	3,650	3,719
UnitedHealth Group Inc. 6.00% 2017	4,750	5,738
WellPoint, Inc. 6.00% 2014	4,400	4,811
WellPoint, Inc. 5.25% 2016	3,000	3,393
Gilead Sciences, Inc. 2.40% 2014	2,865	2,971
Gilead Sciences, Inc. 3.05% 2016	2,285	2,409
Gilead Sciences, Inc. 4.40% 2021	2,195	2,343
AstraZeneca PLC 5.40% 2012	7,000	7,188
Boston Scientific Corp. 6.00% 2020	5,000	5,850
Johnson & Johnson 0.593% 20143	5,000	5,033
Medco Health Solutions, Inc. 2.75% 2015	4,415	4,476
DENTSPLY International Inc. 2.75% 2016	3,930	3,980
		232,618

Industrials — 2.20%
General Electric Co. 5.00% 2013	2,000	2,082
General Electric Capital Corp., Series A, 2.25% 2015	9,500	9,781
General Electric Capital Corp. 2.95% 2016	3,255	3,408
General Electric Capital Corp. 2.90% 2017	12,000	12,549
General Electric Capital Corp., Series A, 5.625% 2017	3,000	3,463
General Electric Capital Corp., Series A, 6.00% 2019	7,000	8,177
General Electric Capital Corp. 4.375% 2020	6,850	7,317
General Electric Capital Corp. 4.65% 2021	11,400	12,418
Canadian National Railway Co. 4.95% 2014	17,850	19,276
Canadian National Railway Co. 5.85% 2017	7,000	8,361
Union Pacific Corp. 5.125% 2014	6,125	6,629
Union Pacific Corp. 5.70% 2018	5,900	7,104
Union Pacific Corp. 4.00% 2021	7,000	7,683
Union Pacific Corp. 4.163% 2022	2,694	2,976
Burlington Northern Santa Fe LLC 7.00% 2014	13,480	14,961
Honeywell International Inc. 3.875% 2014	10,100	10,749
Northrop Grumman Corp. 3.70% 2014	9,500	10,009
Continental Airlines, Inc., Series 2006-1, Class G, FGIC insured, 0.879% 20153,4	9,487	9,140
Norfolk Southern Corp. 5.75% 2016	7,190	8,333
Danaher Corp. 2.30% 2016	6,000	6,256
United Technologies Corp. 4.50% 2020	5,215	6,057
John Deere Capital Corp., Series D, 4.90% 2013	5,000	5,334
Caterpillar Financial Services Corp., Series F, 4.85% 2012	1,000	1,035
Caterpillar Financial Services Corp., Series F, 4.25% 2013	4,000	4,145
BAE Systems Holdings Inc. 4.95% 20142	4,500	4,751
Volvo Treasury AB 5.95% 20152	4,300	4,616
Atlas Copco AB 5.60% 20172	4,000	4,501
Koninklijke Philips Electronics NV 4.625% 2013	4,300	4,479
CSX Corp. 5.75% 2013	1,635	1,716
		207,306

Utilities — 2.14%
Iberdrola Finance Ireland 3.80% 20142	20,000	20,568
Scottish Power PLC 5.375% 2015	4,000	4,346
Iberdrola Finance Ireland 5.00% 20192	5,000	5,140
Niagara Mohawk Power 3.553% 20142	11,170	11,870
National Grid PLC 6.30% 2016	10,990	12,773
National Rural Utilities Cooperative Finance Corp. 1.125% 2013	6,000	6,049
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	12,000	12,777
National Rural Utilities Cooperative Finance Corp. 1.00% 2015	3,650	3,667
National Rural Utilities Cooperative Finance Corp. 3.875% 2015	500	546
Pacific Gas and Electric Co. 6.25% 2013	12,250	13,428
PG&E Corp. 5.75% 2014	5,000	5,467
Progress Energy, Inc. 6.05% 2014	16,500	18,195
Enel Finance International SA 3.875% 20142	15,550	15,733
E.ON International Finance BV 5.80% 20182	13,000	15,082
PSEG Power LLC, Series B, 5.125% 2012	8,343	8,526
PSEG Power LLC 2.75% 2016	5,310	5,401
Electricité de France SA 5.50% 20142	10,000	10,680
Teco Finance, Inc. 4.00% 2016	6,000	6,355
Entergy Louisiana, LLC 1.875% 2014	5,000	5,079
Consumers Energy Co., First Mortgage Bonds, 5.15% 2017	500	571
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	3,100	3,785
Duke Energy Indiana, Inc. 3.75% 2020	4,000	4,311
MidAmerican Energy Holdings Co. 5.75% 2018	3,600	4,278
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series Q, 5.45% 2013	2,850	3,025
Public Service Co. of Colorado 5.80% 2018	2,250	2,724
CenterPoint Energy Houston Electric, LLC, General Mortgage Bonds, Series U, 7.00% 2014	1,500	1,673
		202,049

Telecommunication services — 1.72%
Verizon Communications Inc. 5.25% 2013	7,200	7,576
Verizon Communications Inc. 7.375% 2013	5,000	5,552
Verizon Communications Inc. 5.55% 2014	11,170	12,154
Verizon Communications Inc. 3.00% 2016	13,000	13,886
AT&T Inc. 4.95% 2013	8,250	8,561
AT&T Inc. 2.40% 2016	16,530	17,242
AT&T Inc. 2.95% 2016	8,000	8,504
Vodafone Group PLC 5.00% 2015	5,000	5,646
Vodafone Group PLC 5.375% 2015	12,000	13,464
France Télécom 4.375% 2014	5,000	5,350
France Télécom 2.125% 2015	13,150	13,389
Telefónica Emisiones, SAU 3.729% 2015	5,000	5,027
Telefónica Emisiones, SAU 4.949% 2015	5,000	5,183
Telefónica Emisiones, SAU 3.992% 2016	7,500	7,553
Deutsche Telekom International Finance BV 4.875% 2014	5,000	5,372
Deutsche Telekom International Finance BV 3.125% 20162	5,500	5,706
Deutsche Telekom International Finance BV 2.25% 20172	5,600	5,572
Telecom Italia Capital SA 4.95% 2014	7,225	7,306
Telecom Italia Capital SA 6.175% 2014	9,000	9,293
		162,336

Consumer discretionary — 1.60%
Time Warner Cable Inc. 6.20% 2013	12,000	12,854
Time Warner Cable Inc. 7.50% 2014	5,430	6,143
Time Warner Cable Inc. 8.25% 2014	1,000	1,137
Time Warner Cable Inc. 4.00% 2021	5,000	5,239
Time Warner Inc. 4.75% 2021	8,750	9,806
Time Warner Cable Inc. 4.00% 2022	10,000	10,632
Volkswagen International Finance NV 1.625% 20132	5,000	5,038
Volkswagen International Finance NV 1.191% 20142,3	15,000	14,858
Comcast Corp. 5.30% 2014	2,000	2,162
Comcast Corp. 5.85% 2015	3,000	3,465
Comcast Corp. 6.30% 2017	9,000	10,988
NBCUniversal Media, LLC 2.10% 2014	7,500	7,649
NBCUniversal Media, LLC 2.875% 2016	7,000	7,309
News America Inc. 6.90% 2019	8,500	10,351
Home Depot, Inc. 4.40% 2021	7,500	8,613
Daimler Finance NA LLC 1.95% 20142	7,500	7,564
Walt Disney Co. 0.875% 2014	7,000	7,038
McDonald’s Corp., Series I, 4.30% 2013	5,000	5,181
Target Corp. 6.00% 2018	4,055	4,974
Nordstrom, Inc. 6.75% 2014	4,180	4,733
Thomson Reuters Corp. 5.95% 2013	4,130	4,378
Staples, Inc. 9.75% 2014	1,000	1,147
		151,259

Materials — 0.81%
Rio Tinto Finance (USA) Ltd. 2.25% 2016	7,000	7,290
Rio Tinto Finance (USA) Ltd. 2.50% 2016	10,000	10,462
ArcelorMittal 3.75% 2015	13,000	13,216
ArcelorMittal 5.50% 2021	4,000	3,959
Xstrata Canada Financial Corp. 4.95% 20212	8,500	9,196
Newcrest Finance Pty Ltd. 4.45% 20212	7,000	7,191
BHP Billiton Finance (USA) Ltd. 5.50% 2014	5,865	6,446
Teck Resources Ltd. 4.75% 2022	5,810	6,357
Ecolab Inc. 3.00% 2016	5,455	5,740
Anglo American Capital PLC 2.15% 20132	4,525	4,516
Dow Chemical Co. 4.125% 2021	2,500	2,665
		77,038

Information technology — 0.78%
Cisco Systems, Inc. 0.794% 20143	24,300	24,416
Cisco Systems, Inc. 2.90% 2014	5,500	5,849
International Business Machines Corp. 1.95% 2016	9,650	9,988
International Business Machines Corp. 2.00% 2016	7,000	7,237
International Business Machines Corp. 5.70% 2017	5,000	6,084
National Semiconductor Corp. 6.15% 2012	6,500	6,599
National Semiconductor Corp. 6.60% 2017	2,500	3,102
Google Inc. 1.25% 2014	5,000	5,096
Hewlett-Packard Co. 0.891% 20143	5,000	4,903
		73,274

Total corporate bonds & notes		2,446,717

MORTGAGE-BACKED OBLIGATIONS — 21.96%
Federal agency mortgage-backed obligations4 — 19.65%
Fannie Mae 7.00% 2015	334	357
Fannie Mae 7.00% 2016	261	281
Fannie Mae 11.50% 2019	60	64
Fannie Mae 4.00% 2024	4,261	4,515
Fannie Mae 6.00% 2024	1,548	1,718
Fannie Mae 3.50% 2025	26,898	28,244
Fannie Mae 3.50% 2025	22,463	23,588
Fannie Mae 3.50% 2025	15,814	16,605
Fannie Mae 3.50% 2025	15,224	15,986
Fannie Mae 3.50% 2025	12,383	13,002
Fannie Mae 3.50% 2025	10,556	11,084
Fannie Mae 3.50% 2025	8,357	8,776
Fannie Mae 3.50% 2025	6,778	7,117
Fannie Mae 3.50% 2026	42,119	44,227
Fannie Mae 3.50% 2026	35,619	37,402
Fannie Mae 3.50% 2026	13,284	13,949
Fannie Mae 3.50% 2026	8,043	8,444
Fannie Mae 3.50% 2026	3,872	4,065
Fannie Mae 3.50% 2026	3,693	3,878
Fannie Mae 3.50% 2026	2,130	2,237
Fannie Mae 3.50% 2026	1,449	1,522
Fannie Mae 3.50% 2026	471	495
Fannie Mae 3.50% 2026	385	408
Fannie Mae 3.50% 2026	374	393
Fannie Mae 3.50% 2026	86	90
Fannie Mae 6.00% 2026	1,116	1,239
Fannie Mae 9.055% 20263	335	384
Fannie Mae 3.00% 2027	129,500	134,033
Fannie Mae 3.00% 2027	121,000	125,575
Fannie Mae 3.00% 2027	114,384	118,932
Fannie Mae 3.00% 2027	76,154	79,289
Fannie Mae 3.00% 2027	38,500	40,031
Fannie Mae 3.00% 2027	29,841	31,023
Fannie Mae 3.50% 2027	4,162	4,366
Fannie Mae 4.00% 2027	17,087	18,096
Fannie Mae 4.50% 2027	14,203	15,204
Fannie Mae 5.50% 2028	878	958
Fannie Mae 6.00% 2028	3,100	3,427
Fannie Mae 6.00% 2028	1,163	1,282
Fannie Mae 6.00% 2028	1,062	1,173
Fannie Mae 6.50% 2034	3,285	3,706
Fannie Mae 5.00% 2035	2,681	2,899
Fannie Mae 5.00% 2036	39,210	42,396
Fannie Mae 5.00% 2036	18,400	19,895
Fannie Mae 5.50% 2036	2,923	3,189
Fannie Mae 5.476% 20373	1,891	2,016
Fannie Mae 5.50% 2037	15,918	17,359
Fannie Mae 6.00% 2037	8,451	9,339
Fannie Mae 6.00% 2037	7,994	8,788
Fannie Mae 7.00% 2037	955	1,070
Fannie Mae 7.50% 2037	214	244
Fannie Mae 5.00% 2038	16,201	17,520
Fannie Mae 5.444% 20383	980	1,066
Fannie Mae 5.50% 2038	12,600	13,776
Fannie Mae 5.50% 2038	3,727	4,064
Fannie Mae 5.504% 20383	1,856	1,979
Fannie Mae 6.00% 2038	50,531	55,863
Fannie Mae 6.00% 2038	46,660	51,407
Fannie Mae 6.00% 2038	42,785	47,039
Fannie Mae 6.00% 2038	24,927	27,406
Fannie Mae 6.00% 2038	10,652	11,736
Fannie Mae 3.682% 20393	772	812
Fannie Mae 3.821% 20393	1,408	1,475
Fannie Mae 3.88% 20393	433	454
Fannie Mae 3.951% 20393	5,969	6,247
Fannie Mae 5.50% 2039	13,652	14,888
Fannie Mae 6.00% 2039	1,768	1,944
Fannie Mae 6.50% 2039	1,966	2,204
Fannie Mae 4.00% 2040	23,617	25,118
Fannie Mae 4.00% 2040	22,425	23,637
Fannie Mae 4.00% 2040	21,682	22,853
Fannie Mae 4.50% 2040	427	462
Fannie Mae 4.50% 2040	403	437
Fannie Mae 4.50% 2040	320	346
Fannie Mae 4.50% 2040	121	131
Fannie Mae 4.50% 2040	114	124
Fannie Mae 4.50% 2040	39	42
Fannie Mae 4.50% 2040	29	32
Fannie Mae 5.00% 2040	9,290	10,041
Fannie Mae 5.50% 2040	5,645	6,183
Fannie Mae 5.50% 2040	5,130	5,594
Fannie Mae 3.169% 20413	9,772	10,232
Fannie Mae 4.50% 2041	15,323	16,582
Fannie Mae 4.50% 2041	12,443	13,466
Fannie Mae 4.50% 2041	12,217	13,037
Fannie Mae 4.50% 2041	4,566	4,872
Fannie Mae 4.50% 2041	4,056	4,328
Fannie Mae 4.50% 2041	523	559
Fannie Mae 4.50% 2041	444	481
Fannie Mae 4.50% 2041	336	363
Fannie Mae 4.50% 2041	88	95
Fannie Mae 4.50% 2041	59	64
Fannie Mae 4.50% 2041	57	62
Fannie Mae 5.00% 2041	29,404	32,317
Fannie Mae 5.00% 2041	16,415	18,041
Fannie Mae 5.00% 2041	10,089	11,098
Fannie Mae 5.00% 2041	9,853	10,829
Fannie Mae 5.00% 2041	9,488	10,436
Fannie Mae 5.00% 2041	8,476	9,316
Fannie Mae 5.00% 2041	8,141	8,956
Fannie Mae 5.00% 2041	8,129	8,935
Fannie Mae 5.00% 2041	7,373	8,104
Fannie Mae 5.00% 2041	5,192	5,706
Fannie Mae 5.00% 2041	4,641	5,105
Fannie Mae 5.00% 2041	4,426	4,868
Fannie Mae 5.00% 2041	3,125	3,380
Fannie Mae 5.00% 2041	971	1,052
Fannie Mae 4.00% 2042	25,000	26,316
Fannie Mae 4.00% 2042	4,993	5,265
Fannie Mae 4.50% 2042	17,825	19,003
Fannie Mae 6.00% 2042	9,000	9,903
Fannie Mae 7.00% 2047	274	305
Fannie Mae 7.00% 2047	73	80
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	17,615	18,011
Fannie Mae, Series 2002-T11, Class B, 5.341% 2012	4,025	4,038
Fannie Mae, Series 2001-4, Class GA, 9.777% 20253	308	360
Fannie Mae, Series 2001-4, Class NA, 11.485% 20253	453	509
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029	833	992
Fannie Mae, Series 2001-20, Class D, 11.024% 20313	56	63
Fannie Mae, Series 2005-29, Class AK, 4.50% 2035	3,869	4,066
Fannie Mae, Series 2006-96, Class MO, principal only, 0% 2036	3,100	3,012
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	13,690	15,283
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	4,400	4,984
Fannie Mae, Series 2006-123, Class BO, principal only, 0% 2037	7,530	6,839
Fannie Mae, Series 2007-114, Class A7, 0.444% 20373	12,500	12,106
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	6,095	6,727
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	196	227
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	157	178
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	809	959
Freddie Mac 5.00% 2023	4,618	4,959
Freddie Mac 5.00% 2023	1,574	1,690
Freddie Mac 5.00% 2024	1,054	1,135
Freddie Mac 6.00% 2026	350	386
Freddie Mac 6.00% 2026	132	146
Freddie Mac 6.50% 2027	2,301	2,584
Freddie Mac 5.652% 20373	2,060	2,197
Freddie Mac 6.00% 2037	1,915	2,115
Freddie Mac 6.00% 2037	715	790
Freddie Mac 5.00% 2038	2	3
Freddie Mac 5.417% 20383	2,107	2,246
Freddie Mac 5.481% 20383	6,777	7,220
Freddie Mac 5.50% 2038	3,142	3,415
Freddie Mac 6.50% 2038	5,335	5,947
Freddie Mac 3.55% 20393	3,067	3,224
Freddie Mac 5.00% 2041	31,921	34,997
Freddie Mac 5.00% 2041	25,433	27,908
Freddie Mac 5.00% 2041	9,626	10,553
Freddie Mac 5.00% 2041	6,841	7,507
Freddie Mac 5.00% 2041	6,396	7,018
Freddie Mac 5.00% 2041	4,707	5,165
Freddie Mac 5.00% 2041	4,605	5,053
Freddie Mac 5.00% 2041	3,486	3,825
Freddie Mac 5.00% 2041	1,198	1,314
Freddie Mac, Series 1567, Class A, 0.65% 20233	44	44
Freddie Mac, Series 2626, Class NG, 3.50% 2023	484	497
Freddie Mac, Series T-041, Class 3-A, 6.987% 20323	427	493
Freddie Mac, Series 3061, Class PN, 5.50% 2035	8,690	9,690
Freddie Mac, Series 3171, Class MO, principal only, 0% 2036	6,482	5,902
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036	3,210	2,847
Freddie Mac, Series 3156, Class NG, 6.00% 2036	4,464	5,070
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037	1,332	1,256
Freddie Mac, Series 3271, Class OA, 6.00% 2037	5,114	5,826
Government National Mortgage Assn. 4.50% 2040	45,769	50,260
FDIC Structured Sale Guaranteed Notes, Series 2010-L2A, Class A, 3.00% 20192	3,350	3,378
		1,857,410

Commercial mortgage-backed securities4 — 1.72%
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 20373	12,000	12,999
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 5.881% 20383	25,165	28,813
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039	2,950	3,289
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-4, 4.529% 2037	2,025	2,028
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.293% 20373	2,402	2,449
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	1,823	1,829
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class A-3, 4.545% 2042	1,240	1,244
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4B, 4.996% 20423	1,000	1,075
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 20462	9,450	9,989
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.743% 20493	7,050	8,038
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041	431	450
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-2, 5.242% 2044	894	897
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-4, 5.269% 20443	13,981	15,757
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 20372	6,250	6,527
American Tower Trust I, Series 2007-1A, Class B, 5.537% 20372	1,000	1,074
American Tower Trust I, Series 2007-1A, Class C, 5.615% 20372	1,000	1,071
American Tower Trust I, Series 2007-1A, Class D, 5.957% 20372	7,500	8,018
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 2045	5,000	5,705
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class A-M, 5.871% 20453	6,500	7,100
CS First Boston Mortgage Securities Corp., Series 2003-CK2, Class A-4, 4.801% 2036	1,000	1,025
CS First Boston Mortgage Securities Corp., Series 2004-C2, Class E, 5.663% 20363	2,000	1,824
CS First Boston Mortgage Securities Corp., Series 2003-C3, Class G, 4.617% 20382	2,000	1,821
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 20403	7,586	7,879
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 20462	9,059	9,586
Crown Castle Towers LLC, Series 2010-1, Class C, 4.523% 20352	6,000	6,275
GE Commercial Mortgage Corp., Series 2004-C3, Class B, 5.325% 20393	2,000	2,015
GE Commercial Mortgage Corp., Series 2004-C2, Class B, 4.983% 2040	2,100	2,041
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.306% 20453	2,000	2,046
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1, Class X, interest only, 0.704% 20312,3	15,322	196
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-AB, 4.804% 2042	3,028	3,186
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% (undated)3	3,000	3,332
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.201% 20423	1,232	1,248
Morgan Stanley Capital I Trust, Series 2006-IQ11, Class A-M, 5.739% 20423	1,000	1,056
Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class A-2, 4.806% 2042	510	511
		162,393

Other mortgage-backed securities4 — 0.57%
Bank of America 5.50% 20122	13,750	13,930
Compagnie de Financement Foncier 2.125% 20132	11,000	11,012
Bank of Montreal 2.85% 20152	7,500	7,933
Nationwide Building Society, Series 2007-2, 5.50% 20122	6,750	6,862
Northern Rock PLC 5.625% 20172	5,000	5,387
Banco Bilbao Vizcaya Argentaria, SA 5.75% 20172	5,000	5,267
HBOS Treasury Services PLC 5.25% 20172	1,070	1,159
Royal Bank of Canada 3.125% 20152	1,000	1,062
Bank of Nova Scotia 1.45% 20132	1,000	1,014
		53,626

Collateralized mortgage-backed obligations (privately originated)4 — 0.02%
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	283	297
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	266	282
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	412	430
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	1,078	1,170
Paine Webber CMO, Series O, Class 5, 9.50% 2019	83	93
		2,272

Total mortgage-backed obligations		2,075,701

FEDERAL AGENCY BONDS & NOTES — 5.03%
Freddie Mac 2.125% 2012	25,000	25,276
Freddie Mac 0.375% 2013	55,000	55,076
Freddie Mac 0.75% 2014	20,000	20,154
Freddie Mac 2.50% 2014	14,300	14,941
Freddie Mac 5.00% 2014	10,000	11,076
Freddie Mac 5.50% 2016	2,920	3,497
Fannie Mae 2.50% 2014	5,250	5,492
Fannie Mae 2.625% 2014	9,000	9,518
Fannie Mae 2.75% 2014	20,000	20,964
Fannie Mae 3.00% 2014	8,250	8,781
Fannie Mae 1.625% 2015	30,000	31,002
Fannie Mae 2.375% 2015	25,000	26,485
Fannie Mae 1.25% 2016	10,000	10,122
Fannie Mae 5.375% 2016	2,080	2,478
Federal Home Loan Bank 1.75% 2012	25,000	25,195
Federal Home Loan Bank 4.625% 2012	20,000	20,530
Federal Home Loan Bank 5.375% 2016	1,420	1,700
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 0.503% 20123	25,000	25,067
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.875% 2012	10,000	10,104
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.125% 2012	8,000	8,055
United States Government Agency-Guaranteed (FDIC insured), Goldman Sachs Group, Inc. 0.746% 20123	20,000	20,003
United States Government Agency-Guaranteed (FDIC insured), Goldman Sachs Group, Inc. 3.25% 2012	15,500	15,631
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 0.824% 20123	15,000	15,059
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 2.20% 2012	15,000	15,084
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp. 2.375% 2012	10,000	10,067
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp., Series L, 3.125% 2012	7,000	7,059
United States Government Agency-Guaranteed (FDIC insured), Morgan Stanley 2.25% 2012	15,000	15,009
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.125% 2012	10,000	10,155
United States Government Agency-Guaranteed (FDIC insured), PNC Funding Corp. 2.30% 2012	9,700	9,764
United States Government Agency-Guaranteed (FDIC insured), John Deere Capital Corp. 2.875% 2012	7,500	7,558
United States Government Agency-Guaranteed (FDIC insured), KeyBank NA 3.20% 2012	7,250	7,312
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 2.625% 2014	5,000	5,239
Federal Agricultural Mortgage Corp. 5.125% 20172	1,070	1,260
CoBank ACB 1.146% 20222,3	935	737
		475,450

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 3.52%
France Government Agency-Guaranteed, Société Finance 2.25% 20122	19,285	19,362
France Government Agency-Guaranteed, Société Finance 2.875% 20142	5,440	5,636
France Government Agency-Guaranteed, Société Finance 3.375% 20142	5,900	6,157
Australia Government Agency-Guaranteed, Australia and New Zealand Banking Group Ltd. 0.839% 20122,3	20,000	20,014
Australia Government Agency-Guaranteed, Australia and New Zealand Banking Group Ltd. 3.25% 20122	10,000	10,024
Province of Ontario, Series 1, 1.875% 2012	25,500	25,771
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.50% 20122	5,875	5,970
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.70% 20142	1,045	1,097
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 3.625% 20142	14,000	14,898
Europe Government Agency-Guaranteed, Dexia Credit Local 2.00% 20132	12,000	11,732
Europe Government Agency-Guaranteed, Dexia Credit Local 2.75% 20142	10,000	9,656
Corporación Andina de Fomento 6.875% 2012	20,000	20,040
United Kingdom Government Agency-Guaranteed, Lloyds TSB Bank PLC 2.80% 20122	18,000	18,036
Denmark Government Agency-Guaranteed, Danske Bank 0.842% 20122,3	7,500	7,504
Denmark Government Agency-Guaranteed, Danske Bank 2.50% 20122	10,000	10,045
Polish Government 5.25% 2014	5,000	5,317
Polish Government 5.00% 2015	8,000	8,760
Polish Government 6.375% 2019	2,825	3,319
United Kingdom Government Agency-Guaranteed, Network Rail Infrastructure Ltd 1.50% 20142	15,000	15,267
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 2.50% 20122	11,250	11,304
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 20142	730	772
Swedish Government 1.00% 20142	10,600	10,754
Sweden Government Agency-Guaranteed, Swedbank AB 2.90% 20132	10,000	10,193
Finland (Republic of) 1.25% 20152	10,000	10,158
Netherlands Government 1.00% 2017	10,000	9,946
Denmark Government Agency-Guaranteed, Danish Finance Co. 2.45% 20122	9,680	9,723
European Investment Bank 3.125% 2014	9,250	9,713
Netherlands Government Agency-Guaranteed, ING Bank NV 3.90% 20142	9,000	9,478
Nordic Investment Bank, Series D, 3.625% 2013	9,000	9,363
Chilean Government 3.875% 2020	5,000	5,444
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	4,250	5,366
Asian Development Bank 2.75% 2014	5,100	5,358
United Mexican States Government Global 5.875% 2014	3,500	3,786
Croatian Government 6.75% 2019	2,000	1,973
Croatian Government 6.75% 20192	585	577
		332,513

MUNICIPALS — 0.54%
State of New York, Urban Development Corp., Service Contract Revenue Refunding Bonds, Series 2010-B, 5.00% 2014	15,000	16,287
State of Maryland, Howard Hughes Medical Institute, Taxable Bonds, 3.45% 2014	10,000	10,612
State of Illinois, General Obligation Bonds, Taxable Series of January 2010, 3.321% 2013	10,000	10,206
State of New Jersey, General Obligation Refunding Bonds, Series H, Assured Guaranty Municipal insured, 5.25% 2015	8,000	9,241
Board of Regents of the University of Texas System, Revenue Refunding Financing System Taxable Bonds
(Build America Bonds — Direct Payment), Series 2010-D, 2.616% 2015	4,500	4,742
		51,088

ASSET-BACKED OBLIGATIONS4 — 0.50%
Chase Issuance Trust, Series 2008-4, Class A, 4.65% 2015	5,000	5,212
Chase Issuance Trust, Series 2006-8, Class A, 0.309% 20163	10,000	9,996
Massachusetts RRB Special Purpose Trust, Series 2005-1, Class A-4, 4.40% 2015	11,305	11,542
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-3, 4.35% 2014	4,885	5,004
MBNA Credit Card Master Note Trust, Series 2004-1, Class B, 4.45% 2016	4,250	4,522
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-2, 4.98% 2015	3,011	3,100
World Omni Auto Receivables Trust, Series 2010-A, Class A-4, 2.21% 2015	2,350	2,394
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-1, 4.192% 2020	1,844	2,002
Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-4, 7.905% 2026	352	356
Vanderbilt Mortgage and Finance, Inc., Series 2000-D, Class A-4, 7.715% 2027	639	657
Green Tree Financial Corp., Series 1997-6, Class A-7, 7.14% 2029	737	797
Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-3, 4.75% 2021	594	597
PSE&G Transition Funding II LLC, Series 2005-1, Class A-2, 4.34% 2014	528	534
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-2, 5.03% 2014	474	475
		47,188

Total bonds & notes (cost: $8,664,072,000)		8,998,429

Preferred securities — 0.03%	Shares

U.S. GOVERNMENT AGENCY SECURITIES — 0.03%
CoBank, ACB, Class E, noncumulative2,5	4,000	2,560

Total preferred securities (cost: $3,985,000)		2,560

	Principal amount
Short-term securities — 8.52%	(000)

Fannie Mae 0.05%–0.16% due 5/1–11/19/2012	$231,620	231,503
Freddie Mac 0.07%–0.18% due 4/3–11/2/2012	147,700	147,589
Federal Home Loan Bank 0.07%–0.19% due 3/29–12/20/2012	115,500	115,435
General Electric Co. 0.07%–0.10% due 3/1–3/15/2012	103,600	103,599
U.S. Treasury Bills 0.049%–0.137% due 4/19–8/23/2012	59,480	59,457
Private Export Funding Corp. 0.11%–0.17% due 3/26–4/17/20122	38,800	38,789
Coca-Cola Co. 0.12%–0.15% due 5/8–5/22/20122	27,900	27,890
National Rural Utilities Cooperative Finance Corp. 0.10% due 3/20–3/21/2012	24,000	23,998
Emerson Electric Co. 0.06% due 3/14/20122	23,500	23,499
Federal Farm Credit Banks 0.08%–0.15% due 8/24–12/7/2012	18,400	18,382
Straight-A Funding LLC 0.15% due 4/16/20122	8,340	8,338
Chariot Funding, LLC 0.22% due 3/20/20122	6,800	6,799

Total short-term securities (cost: $805,331,000)		805,278

Total investment securities (cost: $9,473,388,000)		9,806,267
Other assets less liabilities		(355,883)

Net assets		$9,450,384

1Index-linked bond whose principal amount moves with a government price index.

2Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $950,338,000, which represented 10.06% of the net assets of the fund.

3Coupon rate may change periodically.
4Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
5Security did not produce income during the last 12 months.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

MFGEFP-923-0412O-S29466

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INTERMEDIATE BOND FUND OF AMERICA

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: April 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: April 30, 2012

By /s/ M. Susan Gupton
M. Susan Gupton, Treasurer and Principal Financial Officer

Date: April 30, 2012